Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 15,521	$ 11,288	$ 17,377	$ 13,700	$ 13,116
Other comprehensive income (loss) before tax:
Net change in unrealized gains on available for sale securities	(4,348)	685	413	1,296	786
Reclassification adjustment for loss on sale of securities available for sale	0	3	3	0	0
Other comprehensive income (loss) before tax:	(4,348)	688
Income tax expense (benefit)	(1,212)
Other comprehensive income (loss), net of tax	(3,136)	688	416	1,296	786
Comprehensive income	$ 12,385	$ 11,976	$ 17,793	$ 14,996	$ 13,902